5. TRADE RECEIVABLES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, after allowance for doubtful debts	R$ 1,877,343	R$ 1,984,865
Third Parties [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, after allowance for doubtful debts	2,122,537	2,222,217
Third Parties [Member] | Current [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, after allowance for doubtful debts	1,739,746	1,514,847
Third Parties [Member] | Past-Due Up To 30 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, after allowance for doubtful debts	132,845	177,287
Third Parties [Member] | Past-Due Up To 180 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, after allowance for doubtful debts	23,877	47,684
Third Parties [Member] | Past-Due Over 180 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, after allowance for doubtful debts	R$ 226,069	R$ 482,399